Land Use Rights, Net - Schedule of Land Use Rights, Stated at Cost less Accumulated Amortization (Details) - Land Use Rights [Member] - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Land Use Rights, Net [Line Items]
Land use rights - cost	$ 13,611,443	$ 9,737,032
Less: accumulated amortization	(661,164)	(539,054)
Land use rights, net	$ 12,950,279	$ 9,197,978